ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued consulting and outside services	$ 742,900	$ 467,100	$ 143,200
Accrued compensation	293,700	273,900	191,000
Total	$ 1,036,600	$ 741,000	$ 334,200